Acquisitions - Narrative (Details) - USD ($) $ in Thousands			12 Months Ended
	Jan. 21, 2021	Jan. 05, 2020	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Acquisition [Line Items]
Cash paid for acquisitions, net of cash acquired			$ 7,139	$ 0	$ 1,483
Amortization of intangible assets			2,245	2,102	1,710
Revenue			549,183	364,179	$ 272,223
Chaikin Holdings LLC.
Business Acquisition [Line Items]
Percentage of interests acquired	90.00%
Cash paid for acquisitions, net of cash acquired	$ 7,139
Amortization of intangible assets			648
Revenue			$ 7,514
Total consideration, up to	$ 8,100
Chaikin Holdings LLC. | Tradenames
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (years)	8 years 6 months
Chaikin Holdings LLC. | Customer relationships
Business Acquisition [Line Items]
Acquired finite-lived intangible assets, weighted average useful life (years)	6 years
TradeSmith
Business Acquisition [Line Items]
Percentage of interests acquired		25.00%
Business combination, step acquisition, equity interest in acquiree, including subsequent acquisition, percentage		100.00%
Total consideration, up to		$ 9,164
Business acquisition, transaction costs				$ 164